Annual Fund Operating Expenses - Hartford Schroders Commodity Strategy ETF - Hartford Schroders Commodity Strategy ETF	Sep. 08, 2021
Operating Expenses:
Management fees	0.89%
Distribution and service (12b-1) fees	none
Other expenses	none
Expenses of the Subsidiary	0.23%	[1]
Total annual fund operating expenses	1.12%
Fee Waiver	0.23%	[2]
Total annual fund operating expenses after Fee Waiver	0.89%	[2]

[1]	“Expenses of the Subsidiary” include the management fees of the Fund’s wholly owned Cayman Islands subsidiary (the “Subsidiary”), and other expenses of the Subsidiary. The management fees and other expenses of the Subsidiary are based on estimated amounts for the current fiscal year.
[2]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to waive the management fee in an amount equal to the management fee paid to it by the Fund’s Subsidiary and the other expenses of the Subsidiary (exclusive of (i) interest and taxes; (ii) brokerage commissions and other expenses (such as stamp taxes) connected with the execution of portfolio transactions; (iii) legal fees in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith and any obligation which the Subsidiary may have to indemnify its officers and Trustees with respect thereto; (iv) such extraordinary non-recurring expenses as may arise; and (v) acquired fund fees and expenses). This waiver will remain in effect for as long as the Fund remains invested in the Subsidiary.